Commitments and Contingencies (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2018	Jul. 02, 2018	Sep. 15, 2015	Apr. 01, 2014
Security Deposit	$ 17,121	$ 17,121	$ 17,121
Office Space
Monthly Rent					$ 2,723	$ 359	$ 5,600
Security Deposit					$ 2,121	$ 183	$ 15,000
Laboratory Space
Monthly Rent				$ 500